Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ (116,568)	$ (14,040)	$ 4,911
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 0	$ 3	$ 1